Income taxes - Assets and liabilities (Details) R$ in Millions, $ in Millions	Dec. 31, 2020 USD ($)	Dec. 31, 2019 BRL (R$)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Deferred income tax assets and liabilities
Assets	$ 10,335		$ 9,217
Liabilities	(1,770)	R$ (1,882)	(1,882)	$ (1,532)	$ (362)	$ (362)	$ (362)
Net deferred tax asset	$ (8,565)		$ (7,335)	$ 5,376